Deferred Revenue (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Contract with Customer, Liability [Abstract]
Contract with customer liability revenue recognized	$ (915,931)	$ 919,764	$ (1,004,697)	$ (482,126)